ICON Consumer Staples Fund and ICON Utilities Fund

Supplement dated March 17, 2014 to the Prospectus and Statement of Additional

Information dated January 22, 2014

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of the ICON Sector Funds dated January 22, 2014.

On page 13 of the Prospectus, under the heading “Portfolio Managers” delete the paragraph and insert the following:

Portfolio Manager: Michael “Mick” Kuehn is the Portfolio Manager of the Fund. Mr. Kuehn became Portfolio Manager in March 2014.

On page 56 of the Prospectus, under the heading “Portfolio Managers” delete the paragraph and insert the following:

Portfolio Manager: Derek Rollingson is the Portfolio Manager of the Fund. Mr. Rollingson became Portfolio Manager in March 2014.

On page 65 of the Prospectus, under the heading “Portfolio Managers” under the ICON Consumer Staples Fund delete “Robert Straus – Since January 2011” and replace with “Michael “Mick” Kuehn, CFA – Since March 2014” under the respective columns – Portfolio Manager and Tenure.

On page 65 of the Prospectus, under the heading “Portfolio Managers” under the ICON Utilities Fund delete “Robert Straus – Since January 2011” and replace with “Derek Rollingson – Since March 2014” under the respective columns – Portfolio Manager and Tenure.

On page 66 of the Prospectus, delete the paragraph detailing the biography of Robert Straus.

On page 1 of the Statement of Additional Information directly under the date “January 22, 2014” insert “As Supplemented and Revised March 17, 2014.”

On page 44 of the Statement of Additional Information, under the heading “Portfolio Manager Accounts and Other Information” in the table showing “Other Accounts Managed” delete “Robert Straus” and the entries in the columns corresponding to Mr. Straus. Also on page 44 of the Statement of Additional Information, in the same table, delete “Jerry Paul” and the entries in the columns corresponding to Mr. Paul.

On page 46 of the Statement of Additional Information, in the table showing the dollar range of securities beneficially owned in Funds managed by the Portfolio Manager, delete “Robert Straus” and the entries in the columns corresponding to Mr. Straus. Also on page 46 of the Statement of Additional Information in the same table, delete “Jerry Paul” and the entries in the columns corresponding to Mr. Paul.